UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2014 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Banks--1.2%
Wells Fargo & Co.	1,246,200		64,640,394
Capital Goods--3.7%
Berkshire Hathaway, Cl. A	302	a	62,483,800
Caterpillar	544,400		53,911,932
United Technologies	809,150		85,446,240
			201,841,972
Consumer Durables & Apparel--1.0%
Christian Dior	314,050		52,637,181
Consumer Services--2.0%
McDonald's	1,160,400		110,017,524
Diversified Financials--7.1%
American Express	632,950		55,408,443
BlackRock	302,650		99,366,048
Franklin Resources	1,553,750		84,850,287
JPMorgan Chase & Co.	2,327,850		140,229,684
State Street	155,000		11,409,550
			391,264,012
Energy--16.6%
Canadian Natural Resources	672,200		26,108,248
Chevron	1,823,900		217,627,748
ConocoPhillips	1,365,700		104,503,364
EOG Resources	191,200		18,932,624
Exxon Mobil	2,933,498	b	275,895,487
Imperial Oil	1,293,850	b	61,095,597
Occidental Petroleum	1,518,900		146,042,235
Phillips 66	704,300		57,266,633
			907,471,936
Food & Staples Retailing--2.1%
Walgreen	1,746,450		103,512,092
Whole Foods Market	303,650		11,572,102
			115,084,194
Food, Beverage & Tobacco--21.0%
Altria Group	3,311,650		152,137,201
Anheuser-Busch InBev, ADR	125,000		13,856,250
Coca-Cola	6,425,500		274,111,830
Diageo, ADR	481,300		55,542,020
Kraft Foods Group	389,356		21,959,678

Mondelez International, Cl. A	1,159,968		39,746,304
Nestle, ADR	2,263,350		166,650,460
PepsiCo	967,700		90,083,193
Philip Morris International	3,301,750		275,365,950
SABMiller	1,110,700		61,724,562
			1,151,177,448
Health Care Equipment & Services--1.5%
Abbott Laboratories	1,965,200		81,732,668
Household & Personal Products--4.7%
Estee Lauder, Cl. A	1,281,750		95,772,360
Procter & Gamble	1,971,600		165,101,784
			260,874,144
Insurance--1.0%
ACE	518,000		54,322,660
Materials--2.6%
Air Products & Chemicals	358,250		46,636,985
Freeport-McMoRan	513,250		16,757,613
Praxair	600,350		77,445,150
			140,839,748
Media--5.8%
Comcast, Cl. A	1,246,200		67,020,636
McGraw-Hill Financial	630,050		53,207,722
News Corp., Cl. A	532,077	a	8,699,459
News Corp., Cl. B	23,475	a	378,652
Time Warner Cable	60,950		8,745,715
Twenty-First Century Fox, Cl. A	2,121,658		72,751,653
Twenty-First Century Fox, Cl. B	159,650		5,317,942
Walt Disney	1,120,950		99,798,178
			315,919,957
Pharmaceuticals, Biotech & Life Sciences--10.7%
AbbVie	1,915,250		110,624,840
Gilead Sciences	200,000	a	21,290,000
Johnson & Johnson	1,551,100		165,331,749
Novartis, ADR	386,000		36,334,180
Novo Nordisk, ADR	2,656,500		126,502,530
Roche Holding, ADR	3,400,100	b	125,769,699
			585,852,998
Retailing--1.8%
Wal-Mart Stores	1,280,150		97,893,071
Semiconductors & Semiconductor Equipment--3.7%
Intel	2,399,650		83,555,813
Texas Instruments	2,106,400		100,454,216
Xilinx	479,000		20,285,650

			204,295,679
Software & Services--5.1%
Automatic Data Processing	951,300		79,034,004
International Business Machines	718,150		136,326,414
Oracle	1,734,050		66,379,434
			281,739,852
Technology Hardware & Equipment--6.5%
Apple	2,912,900		293,474,675
QUALCOMM	828,400		61,939,468
			355,414,143
Transportation--1.7%
Canadian Pacific Railway	455,400		94,481,838
Total Common Stocks
(cost $2,810,692,391)			5,467,501,419

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $55,802,325)	55,802,325	[c]	55,802,325
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,440,950)	19,440,950	[c]	19,440,950
Total Investments (cost $2,885,935,666)	101.2%		5,542,744,694
Liabilities, Less Cash and Receivables	(1.2%)		(64,165,373)
Net Assets	100.0%		5,478,579,321

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $77,585,453 and the value of the collateral held by the fund was $79,699,251, consisting of cash collateral of $19,440,950 and U.S. Government and Agency securities valued at $60,258,301.
c Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $2,656,809,027 of which $2,660,830,303 related to appreciated investment securities and $4,021,276 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Food, Beverage & Tobacco	21.0
Energy	16.6
Pharmaceuticals, Biotech & Life Sciences	10.7
Diversified Financials	7.1
Technology Hardware & Equipment	6.5
Media	5.8
Software & Services	5.1
Household & Personal Products	4.7
Capital Goods	3.7
Semiconductors & Semiconductor Equipment	3.7
Materials	2.6
Food & Staples Retailing	2.1
Consumer Services	2.0
Retailing	1.8
Transportation	1.7
Health Care Equipment & Services	1.5
Money Market Investments	1.4
Banks	1.2
Consumer Durables & Apparel	1.0
Insurance	1.0
101.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	4,646,798,854	-	-	4,646,798,854
Equity Securities - Foreign Common Stocks+	820,702,565	-	-	820,702,565
Mutual Funds	75,243,275	-	-	75,243,275

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

By: /s/James Windels
James Windels Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)